AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.8%
Communication Services - 19.6%
Alphabet, Inc., Class A (United States)*	1,850	$4,984,881
Charter Communications, Inc., Class A (United States)*	5,300	3,943,465
Facebook, Inc., Class A (United States)*	5,700	2,030,910

Total Communication Services		10,959,256
Consumer Discretionary - 2.7%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	7,800	1,522,482
Consumer Staples - 4.5%
Unilever PLC (United Kingdom)	43,900	2,530,391
Financials - 6.7%
Intercontinental Exchange, Inc. (United States)	12,900	1,545,807
Moody's Corp. (United States)	5,900	2,218,400

Total Financials		3,764,207
Health Care - 30.4%
Abbott Laboratories (United States)	9,700	1,173,506
Baxter International, Inc. (United States)	23,000	1,779,050
Becton Dickinson and Co. (United States)	6,800	1,739,100
Catalent, Inc. (United States)*	13,800	1,653,378
Cochlear, Ltd. (Australia)	2,892	523,218
The Cooper Cos, Inc. (United States)	4,700	1,982,319
CVS Health Corp. (United States)	17,100	1,408,356
Illumina, Inc. (United States)*	1,400	694,050
Sonic Healthcare, Ltd. (Australia)	61,500	1,817,104
Thermo Fisher Scientific, Inc. (United States)	3,700	1,998,037
UnitedHealth Group, Inc. (United States)	5,500	2,267,210

Total Health Care		17,035,328
Industrials - 24.5%
Aena SME SA (Spain)*,1	9,700	1,544,694
	Shares	Value

Airbus SE (France)*	9,800	$1,344,254
BAE Systems PLC (United Kingdom)	343,100	2,750,818
Canadian Pacific Railway, Ltd. (Canada)	35,600	2,645,792
CoStar Group, Inc. (United States)*	12,000	1,066,200
Safran SA (France)	14,700	1,923,854
Vinci SA (France)	23,000	2,435,115

Total Industrials		13,710,727
Information Technology - 11.4%
Fiserv, Inc. (United States)*	18,000	2,071,980
Mastercard, Inc., Class A (United States)	4,600	1,775,324
Microsoft Corp. (United States)	9,000	2,564,190

Total Information Technology		6,411,494

Total Common Stocks (Cost $47,153,961)		55,933,885
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	79,867	79,867
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	79,866	79,866
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	82,287	82,287

Total Short-Term Investments (Cost $242,020)		242,020
Total Investments - 100.2% (Cost $47,395,981)		56,175,905
Other Assets, less Liabilities - (0.2)%		(137,661)
Net Assets - 100.0%		$56,038,244

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $1,544,694 or 2.8% of net assets.
[2]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$14,695,006	$2,340,322	—	$17,035,328
Industrials	3,711,992	9,998,735	—	13,710,727
Communication Services	10,959,256	—	—	10,959,256
Information Technology	6,411,494	—	—	6,411,494
Financials	3,764,207	—	—	3,764,207
Consumer Staples	2,530,391	—	—	2,530,391
Consumer Discretionary	1,522,482	—	—	1,522,482
Short-Term Investments
Other Investment Companies	242,020	—	—	242,020
Total Investments in Securities	$43,836,848	$12,339,057	—	$56,175,905

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	4.2
Canada	4.7
China	2.7
France	10.2
Spain	2.8
United Kingdom	9.4
United States	66.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.